Subsequent Events - Amendments to SFC's Conduit Facilities (Details) - Consumer Loan Securitizations - Consolidated VIEs - USD ($)	1 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Jan. 30, 2018	Feb. 24, 2017	Feb. 22, 2016	Jan. 21, 2016	Dec. 31, 2015	Dec. 10, 2015	Dec. 03, 2015	Nov. 23, 2015	Jul. 15, 2015	Jun. 03, 2015	May 27, 2015	Mar. 24, 2015	Jun. 26, 2014	Jun. 13, 2014	Sep. 27, 2013	Sep. 26, 2013
Springleaf 2013-VFN1 Securitization
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility																	$ 350,000,000
Amount drawn							$ 0
Mill River 2015 VFN1
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility													$ 400,000,000
Amount drawn							400,000,000	$ 200,000,000		$ 200,000,000
Whitford Brook Funding Trust2014 VFN1
Line of Credit Facility [Line Items]
Amount drawn									$ 100,000,000
Personal Loans | Midbrook 2013-VFN1 Securitization
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility																$ 300,000,000		$ 300,000,000
Amount drawn							0
Personal Loans | Whitford Brook Funding Trust2014 VFN1
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility												$ 250,000,000		$ 300,000,000	$ 300,000,000
Amount drawn							$ 200,000,000				$ 100,000,000
Subsequent Event | Springleaf 2013-VFN1 Securitization
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility						$ 850,000,000
Amount drawn					$ 298,000,000
Subsequent Event | Mill River 2015 VFN1
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility						$ 100,000,000
Amount drawn					100,000,000
Subsequent Event | Midbrook 2013-VFN1 Securitization
Line of Credit Facility [Line Items]
Amount drawn					0
Subsequent Event | Whitford Brook Funding Trust2014 VFN1
Line of Credit Facility [Line Items]
Amount drawn					$ 200,000,000
Subsequent Event | Personal Loans | Midbrook 2013-VFN1 Securitization
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility				$ 250,000,000
Forecast | Subsequent Event | Springleaf 2013-VFN1 Securitization
Line of Credit Facility [Line Items]
Principal amount, reduce to cash payments, due and payable			36 months
Forecast | Subsequent Event | Midbrook 2013-VFN1 Securitization
Line of Credit Facility [Line Items]
Principal amount, reduce to cash payments, due and payable		36 months
Forecast | Subsequent Event | Whitford Brook Funding Trust2014 VFN1
Line of Credit Facility [Line Items]
Principal amount, reduce to cash payments, due and payable	12 months